Annual Fund Operating Expenses - FT Cboe Vest International Equity Buffer ETF - December - FT Cboe Vest International Equity Buffer ETF - December	Jan. 03, 2022
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.90%